Issued Capital (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Capital Issued

	Note	June 30	December 31
(in thousands)		2022	2021

Issued capital

Share capital issued and outstanding: 451,692,192 common shares (December 31, 2021: 450,863,952 common shares)	19.1	$3,729,300	$3,698,998

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2021 to June 30, 2022 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2021	449,458,394

Share purchase options exercised 1	258,000	Cdn$23.24

Restricted share units released 1	116,180	Cdn$0.00

At March 31, 2021	449,832,574

Share purchase options exercised 1	31,745	Cdn$28.29

Restricted share units released 1	700	Cdn$0.00

Dividend reinvestment plan 2	406,470	US$44.13

At June 30, 2021	450,271,489

Share purchase options exercised 1	109,135	Cdn$28.05

Dividend reinvestment plan 2	483,328	US$42.66

At December 31, 2021	450,863,952

Share purchase options exercised 1	329,480	Cdn$28.84

Restricted share units released 1	87,838	Cdn$0.00

At March 31, 2022	451,281,270

Share purchase options exercised 1	434	Cdn$50.36

Dividend reinvestment plan 2	410,488	US$44.53

At June 30, 2022	451,692,192

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.

Schedule of Dividends Declared

	Three Months Ended June 30				Six Months Ended June 30

(in thousands, except per share amounts)	2022		2021		2022		2021

Dividends declared per share	$0.15		$0.14		$0.30		$0.27
Average number of shares eligible for dividend	451,387		450,063		451,320		449,950

Total dividends paid	$67,708		$63,009		$135,396		$121,487

Paid as follows:
Cash	$58,613	87%	$53,943	86%	$117,117	86%	$103,549	85%
DRIP 1	9,095	13%	9,066	14%	18,279	14%	17,938	15%

Total dividends paid	$67,708	100%	$63,009	100%	$135,396	100%	$121,487	100%

Shares issued under the DRIP	218		190		410		406

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at June 30, 2022, cumulative dividends of $1,659 million have been declared and paid by the Company.